Supplement to the
Fidelity® Mega Cap Stock Fund
August 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

GII-13-01  August 1, 2013
1.734047.119

Supplement to the
Fidelity Advisor® Mega Cap Stock Fund
Class A, Class T, Class B, and Class C
August 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

AGII-13-01  August 1, 2013
1.885801.109

Supplement to the
Fidelity Advisor® Mega Cap Stock Fund
Institutional Class
August 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

AGIII-13-01  August 1, 2013
1.896337.106

Supplement to the
Fidelity® Growth Discovery Fund
August 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

CII-13-01  August 1, 2013
1.482432.122

Supplement to the
Fidelity® Growth Discovery Fund
Class K
August 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Class K shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. Class K shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which an affiliate of FMR provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

CII-K-13-02  August 1, 2013
1.900384.103

Supplement to the
Fidelity® Fund
August 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

FID-13-01  August 1, 2013
1.712065.118

Supplement to the
Fidelity® Fund
Class K
August 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Class K shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. Class K shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which an affiliate of FMR provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

FID-K-13-02  August 1, 2013
1.900379.105

Supplement to the
Fidelity Fifty®
August 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The Board has approved closing the fund effective October 15, 2012, as the Board and FMR are considering merging the fund.

The following information supplements information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 6.

The fund is currently closed to new investors. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus. Remember to keep shares in your fund position to be eligible to purchase additional shares of the fund.

The following information supplements information found in the "Shareholder Information" section on page 12.

The fund is currently closed to new investors.

The following information supplements information found in the "Shareholder Information" section under the heading "Buying Shares" on page 14.

Effective after the close of business on October 12, 2012, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on October 12, 2012, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by October 15, 2012, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by October 15, 2012, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since October 15, 2012, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 5) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

FIF-13-01  August 1, 2013
1.463147.127

Supplement to the
Fidelity® Series Emerging Markets Debt Fund
March 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

SED-13-01  August 1, 2013
1.966359.100

Supplement to the
Fidelity® Series Emerging Markets Debt Fund
Class F
March 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

SED-F-13-01  August 1, 2013
1.966358.100